share-based compensation - TELUS International (Cda) Inc. restricted share units (Details)			12 Months Ended
	Feb. 04, 2021 EquityInstruments	Mar. 17, 2020 EquityInstruments	Dec. 31, 2020 EquityInstruments $ / shares	Dec. 31, 2019 EquityInstruments $ / shares	Dec. 31, 2019 EquityInstruments $ / shares	Dec. 31, 2018 EquityInstruments $ / shares	Dec. 31, 2018 EquityInstruments $ / shares
share-based compensation
Share split ratio		2
TELUS International (Cda) Inc. restricted share units | Shares issued and stock subdivision
share-based compensation
Share split ratio	4.5
TELUS International (Cda) Inc. restricted share units | Maximum
share-based compensation
Variable payout (as a percent)			150.00%
TELUS International (Cda) Inc. restricted share units | Minimum
share-based compensation
Variable payout (as a percent)			0.00%
TELUS International (Cda) Inc. Restricted Share Units US Dollar Denominated
Number of restricted share units - Non-vested
Outstanding, beginning of period			2,093,603	2,527,704	2,527,704
Non-vested				1,186,524	1,186,524
Vested during the period			(982,395)
Forfeited and cancelled			(85,532)	(83,722)	(83,722)
Outstanding, end of period			1,383,642	2,093,603	2,093,603	2,527,704	2,527,704
Number of restricted share units - vested
Vested			982,395	1,186,524	1,186,524
Settled in cash			(982,395)	(1,186,524)	(1,186,524)
Weighted average grant-date fair value
Outstanding, beginning of period, non-vested | $ / shares			$ 6.11	$ 5.71
Vested | $ / shares			5.95	5.10
Granted | $ / shares			11.11	7.32
Settled in cash | $ / shares			5.95	5.10
Forfeited | $ / shares			7.00	5.94
Outstanding, end of period, non-vested | $ / shares			$ 7.94	$ 6.11		$ 5.71
TELUS International (Cda) Inc. Restricted Share Units Canadian Dollar Denominated
Number of restricted share units - vested
Vested						145,346	145,346
Settled in cash				(145,346)	(145,346)
Weighted average grant-date fair value
Vested | $ / shares							$ 4.75
Settled in cash | $ / shares					$ 4.75